Partners' Capital - Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended			24 Months Ended
	Dec. 31, 2016 USD ($) shares	Apr. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Sep. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 $ / shares shares	Oct. 24, 2016 shares	Sep. 10, 2014 USD ($)	Jul. 24, 2014 USD ($)
Equity offering | shares		14,555,000		17,250,000					283,696
Issuance of common units under Omnibus Incentive Compensation Plan | shares						850,000
Net price per common unit | $ / shares		$ 9.53		$ 10.53
Net proceeds from equity offering		$ 133,327		$ 173,932
Issuance of Partnership's units		$ 132,588		173,504	$ 4,567	$ 132,588	$ 173,504
Stock Repurchased Retired During Period Cash Outflow				$ 60,000	0	0	60,000
Stock Repurchased Cancelled During Period Units | shares				5,950,610
Advances for vessels under construction - related party	$ 0				$ 0	18,172
Number of vessels	36				36
Proceeds from issuance of Partnership units					$ 4,546	$ 133,327	$ 173,932
Class B Convertible Preferred Unit Subscription Agreement
Class B convertible preferred unit issued | shares								24,655,554
Conversion price of the Preferred units | $ / shares								$ 9
Preferred units conversion rate | shares								1
May 23, June 6, 2012 and 2013 Class B Convertible Preferred Units Subscription Agreements Conversion Terms					Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price ("VWAP") and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the "Partnership Mandatory Conversion Event") the Partnership acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full board of directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio. The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership's board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to the Agreements in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.
Class B Convertible Preferred Units
Preferred units conversion rate | shares						1
Number of Class B convertible preferred units converted to common units | shares						1,240,404	4,698,484
Limited Partners Common
Conversion of Partnership's units						$ 7,900	$ 36,591
Issuance of Partnership's units					$ 4,567	132,588	173,504
Limited Partners Common
Conversion of Partnership's units						10,642	40,287
Limited Partners Common
Conversion of Partnership's units						(2,742)	(3,696)
General Partner
Conversion of Partnership's units						2,742	3,696
Limited Partners Preferred
Conversion of Partnership's units						$ (10,642)	$ (40,287)
Underwriters Exercise of Overallotment Options
Equity offering | shares		1,755,000		2,250,000
CMTC
Units purchased | shares		1,100,000
Common Units converted to General Partner Units | shares						315,908	358,624
Interest of CGP in the partnership					1.96%
Master Agreement
Advances for vessels under construction - related party						$ 7,921				$ 30,224
Number of vessels											5
Contracted price											$ 311,500
Minimum | CMTC | Right waived
Distribution target amount per unit | $ / shares					$ 0.2425
Maximum | CMTC | Right waived
Distribution target amount per unit | $ / shares					$ 0.25
The "ATM Offering" | UBS Securities LLC ("UBS")
Equity offering | shares	1,401,481				1,401,481
Net proceeds from equity offering	$ 4,546
Maximum proceeds from the issuance of new common units			$ 50,000
Offering expenses	$ 890				$ 890
The "ATM Offering" | UBS Securities LLC ("UBS") | Maximum
Commission percentage					2.00%